Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) £ in Thousands	6 Months Ended
Jun. 30, 2022 GBP (£)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	£ 2,530
Ending balance	2,114
Cost or valuation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,108
Additions	10
Currency translation effects	10
Ending balance	4,128
Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,578)
Impairment	(18)
Depreciation for the period	(418)
Ending balance	(2,014)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	433
Ending balance	386
Leasehold improvements [member] | Cost or valuation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	557
Additions	0
Currency translation effects	0
Ending balance	557
Leasehold improvements [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(124)
Impairment	0
Depreciation for the period	(47)
Ending balance	(171)
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	104
Ending balance	100
Office equipment [member] | Cost or valuation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	173
Additions	7
Currency translation effects	0
Ending balance	180
Office equipment [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(69)
Impairment	0
Depreciation for the period	(11)
Ending balance	(80)
IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	51
Ending balance	44
IT equipment [member] | Cost or valuation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	180
Additions	3
Currency translation effects	0
Ending balance	183
IT equipment [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(129)
Impairment	0
Depreciation for the period	(10)
Ending balance	(139)
Right-of-use asset (building) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,878
Ending balance	1,555
Right-of-use asset (building) [member] | Cost or valuation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,903
Additions	0
Currency translation effects	4
Ending balance	2,907
Right-of-use asset (building) [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,025)
Impairment	(18)
Depreciation for the period	(309)
Ending balance	(1,352)
Right-of-use asset (equipment) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	64
Ending balance	29
Right-of-use asset (equipment) [member] | Cost or valuation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	295
Additions	0
Currency translation effects	6
Ending balance	301
Right-of-use asset (equipment) [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(231)
Impairment	0
Depreciation for the period	(41)
Ending balance	£ (272)